Financial Instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Instruments
NOTE 23: FINANCIAL INSTRUMENTS
Financial instruments not reported at fair value on statement of financial position
The carrying and fair values of financial instruments that are not reported at fair value in the consolidated financial statements were
as
follows for the current and comparative periods:

(€‘000)	As at December 31, 2022
	Financial assets at amortized cost	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	—	—
Other non-current assets	264	264
Trade receivables and other current assets	1 118	1 118
Short-term investments	—	—
Cash and cash equivalents	12 445	12 445

Total	13 827	13 827

For the above-mentioned financial assets, the carrying amount as per December 31, 2022, is a reasonable approximation of their fair value.

(€‘000)	As at December 31, 2022
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Lease liabilities	255	255
RCAs liability	5 021	5 021
Trade payables	4 752	4 752

Total	10 028	10 028

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2022, is a reasonable approximation of their fair value.

(€‘000)	As at December 31, 2021
	Financial assets at amortized cost	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 209	2 209
Other non-current assets	262	262
Trade receivables and other current assets	668	668
Short-term investments	—	—
Cash and cash equivalents	30 018	30 018

Total	33 157	33 157

For the above-mentioned financial assets, the carrying amount as per December 31, 2021, is a reasonable approximation of their fair value.

(€‘000)	As at December 31, 2021
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Finance lease liabilities	2 632	2 632
RCAs liability	6 213	6 213
Trade payables and other current liabilities	6 611	6 611

Total	15 456	15 456

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2021, is a reasonable approximation of their fair value.

Financial instruments reported at fair value on statement of financial position
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs.

(€‘000)	As at December 31, 2022
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration and other financial liabilities	—	—	—	—

Total Liabilities	—	—	—	—

(€‘000)	As at December 31, 2021
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration and other financial liabilities	—	—	14 679	14 679

Total Liabilities	—	—	14 679	14 679

After initial recognition, contingent consideration liabilities are re-measured
at fair value with changes in fair value recognized in profit or loss in accordance with IFRS 3.
The change in the balance is detailed as follows:

(€‘000)	For the year ended
	2022	2021
Opening balance Contingent consideration at January 1,	14 679	15 526
Milestone payment	—	—
Fair value adjustment	(14 679)	(847)
Closing balance Contingent consideration at December 31,	—	14 679

The contingent consideration and other financial liabilities refer to the acquisition of the Group’s immuno-oncology platform and corresponds to the fair value of the potential future payments due to Celdara Medical, LLC and Dartmouth College (as disclosed within note 34).
The valuation is prepared by the Finance Team on a quarterly basis and reviewed by the Management. The Management’s key assumptions about projected cash flows when determining fair value less costs to sell are the same key assumptions than for impairment testing purposes (see note 7). There has not been any change in valuation technique in 2022 compared to 2021, at the exception of the change on key assumptions about projected cash flows as described below.

As documented in the notes 1 and 7, Management had to conclude on the full reversal of the contingent consideration and other financial liabilities associated the potential future payments due to Celdara Medical, LLC and Dartmouth College associated to the Group’s immuno-oncology platform at December 31, 2022. This accounting conclusion, which reflects a picture of the situation at December 31, 2022, doesn’t affect the Management’s commitment to continue the exploitation of these IPs in its new strategy Celyad 2.0.
As soon as a future event (such as a firm sublicense or collaboration contract) will increase the probability of the projected future cash outflow due to Celdara Medical, LLC and Dartmouth College, indicating that the probability is more than remote, the Group will reassess the contingent consideration and other financial liabilities proportionally to the revised fair value of such consideration.
For comparative purpose, as of December 31, 2021, the liability evolution reflects the development of the Group’s product candidates using CAR T technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of its underlying business plans and revenue forecast.
As of December 31, 2021, Management’s key assumptions (assumptions to which the unit’s or group of units’, recoverable amount is most sensitive) about projected cash flows when determining fair value less costs to sell are the same key assumptions was utilized for impairment testing purposes (see note 7):

•	Discount rate (WACC)
The Management had determined that the Weighted Average Cost of Capital (WACC)
was
the most appropriate rate to use as it represents the risk associated with both equity and the debt. Contingent consideration is a liability and thus the discount rate should represent debt features, but the “contingent” nature of the liability has similar features as equity, e.g., return is not guaranteed and thus equity risk should be considered as well. Management estimated the discount rate (WACC) as of December 31, 2021 to be 13.4% based on following components: the US Government Treasury bill
20-Y,
the Group’s Beta, the equity Market Risk Premium and the small firm/illiquidity premium. The decrease of the WACC wa
s mainly driven by a decrease of the Beta of the Group which is associated with the volatility of the Group’s equity influenced by its ongoing clinical programs and overall competitive landscape within the immuno-oncology field. Management corroborates its estimation with industry standards for biotechnology companies, the WACC used by Equity Research companies following the Group and transactions that had been sourced by the Group over the past 24 months.

•	Projected Revenue
Management had estimated the projected revenue (using cash flow projections ending in 2040) based on the following components: total market and market share, time-to-market,
treatment price and terminal value. Management based its estimation of projected revenue and related components with the Group’s business plan, industry data for biotechnology companies, evolution of similar R&D programs, comparable prices, expected patent expiration period. The weight of this assumption was partially alleviated by the probability of success (PoS) presented hereunder.

•	Probabilities of Success (PoS)
Management had estimated the PoS based on Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases. Probability of the Group’s product candidates reaching the market used were updated based on most recent Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases and incorporate data for clinical development success rates from 2011 – 2020, which the Group believed was a more accurate reflection of clinical development success rates across stage of development and in aggregate, as follows:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%

As of December 31, 2021, the change in fair value of the liability was mainly due to:

•	The update of the assumptions associated with the timing of the potential commercialization of the Group’s allogenic CYAD-101 CAR T program for mCRC which has been delayed by one year;

•
The update of the assumptions associated with the timing, development and the potential commercialization of the Group’s autologous
CYAD-02
CAR T program for r/r AML/MDS to reflect the future development of the program through potential partnership, which has been delayed by one year;

•	The update in WACC used for fair value measurement purposes at December 31, 2021;

•	The revaluation of the U.S. dollar against the Euro; and

•	The updated assumptions on Probability of Success (PoS) associated with the Group’s CAR T programs.